Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 255,548	$ 97,312	$ 164,604
Other current assets	6,033	237
Operating lease right-of-use asset	6,747	20,750
Investment in and advances to equity-accounted joint ventures	(1,136,374)	(1,056,792)
Decreased accumulated other comprehensive (loss) income	53,163	103,836
Partners' equity	1,863,511	1,692,913
Non-controlling interest	65,512	53,357
Other liabilities – non-current	60,853	56,063
Net investments in direct financing leases, net	480,508	500,101
Partners' equity	1,863,511	1,692,913
Non-controlling interest	65,512	53,357
Other liabilities – non-current	60,853	56,063
Common Units | Limited Partners
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income	$ 213,138	$ 60,632	$ 124,546
Accounting Standards Update 2016-13 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and advances to equity-accounted joint ventures				$ 40,000
Non-controlling interest				(3,200)
Other liabilities – non-current				1,400
Net investments in direct financing leases, net				(15,100)
Other assets				1,400
Non-controlling interest				(3,200)
Other liabilities – non-current				1,400
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)				(55,100)
Accounting Standards Update 2016-13 [Member] | Common Units | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)				(51,900)
Accounting Standards Update 2016-13 [Member] | Common Units | Cumulative Effect, Period of Adoption, Adjustment | Limited Partners
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained Earnings (Accumulated Deficit)				$ (50,839)